Revenue Recognition (Details) - Schedule of revenue by timing of revenue recognition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Revenue By Timing Of Revenue Recognition Abstract
Products and services transferred over time	$ 533,862	$ 449,391
Products transferred at a point in time	32,930	30,934
Total	$ 566,792	$ 480,325